American Funds U.S. Government Money Market FundSM Summary prospectus July 1, 2018

Class	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T
	AFAXX	AFCXX	TTMXX	AFFXX	AFGXX	USGXX	AAFXX	CCFXX	EAFXX	TSIXX
Class	529-F-1	ABLE-A	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
	FARXX	AAZXX	RAAXX	RABXX	RBEXX	RACXX	RADXX	RAGXX	RAEXX	RAFXX

Investment objective The investment objective of the fund is to provide you with a way to earn income on your cash reserves while preserving capital and maintaining liquidity. The fund is a government money market fund that seeks to preserve the value of your investment at $1.00 per share.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2 or F-3 shares of the fund. Upon selling shares of the fund or exchanging those shares for shares of other American Funds, you may qualify for certain sales charge discounts. More information about these and other discounts is available from your financial professional and in the sales charge waiver appendix to this prospectus.

Shareholder fees (fees paid directly from your investment)
Share class:	A, 529-A and ABLE-A	C and 529-C	529-E	T and 529-T	All F and 529-F share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none	1.00%	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none

Before you invest, you may want to review the fund’s prospectus and statement of additional information, which contain more information about the fund and its risks. You can find the fund’s prospectus, statement of additional information and other information about the fund online at americanfunds.com/prospectus. You can also get this information at no cost by calling (800) 421-4225 or by sending an email request to prospectus@americanfunds.com. The current prospectus and statement of additional information, dated July 1, 2018, are incorporated by reference into this summary prospectus.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	529-A
Management fees	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%
Distribution and/or service (12b-1) fees	0.00	0.00	0.00	0.25	none	none	0.00
Other expenses	0.11	0.15	0.14[1]	0.19	0.18	0.08[1]	0.21
Total annual fund operating expenses	0.38	0.42	0.41	0.71	0.45	0.35	0.48

Share class:	529-C	529-E	529-T	529-F-1	ABLE-A	R-1	R-2
Management fees	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%
Distribution and/or service (12b-1) fees	0.00	0.00	0.00	0.00	0.00	0.00	0.75[2]
Other expenses	0.21	0.20	0.21[1]	0.21	0.20[1]	0.16	0.40
Total annual fund operating expenses	0.48	0.47	0.48	0.48	0.47	0.43	1.42
Fee waiver and/or expense reimbursement	—	—	—	—	0.07[4]	—	—
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.48	0.47	0.48	0.48	0.40	0.43	1.42

Share class:	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%
Distribution and/or service (12b-1) fees	0.60[2]	0.50[2]	0.25[2]	none	none	none
Other expenses	0.26	0.21	0.16	0.36	0.11	0.07
Total annual fund operating expenses	1.13	0.98	0.68	0.63	0.38	0.34
Fee waiver and/or expense reimbursement	—	—	—	0.05[3]	—	—
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.13	0.98	0.68	0.58	0.38	0.34

1 Based on estimated amounts for the current fiscal year.

2 Restated to reflect current fees.

3 The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least July 1, 2019. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

4 Virginia529, as program administrator of ABLEAmerica, is currently waiving the fee owed to it as compensation for its oversight and administration of ABLEAmerica. This waiver will be in effect through at least July 1, 2019. Subject to the terms of its contractual arrangement with the investment adviser, Virginia529 may elect to extend, modify or terminate the waiver at that time.

1     American Funds U.S. Government Money Market Fund / Summary prospectus

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example reflects the fee waiver and expense reimbursement described above through the expiration date of such waiver and reimbursement and total annual fund operating expenses thereafter. You may be required to pay brokerage commissions on your purchases and sales of Class F-2 or F-3 shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	ABLE-A	R-1
1 year	$ 39	$143	$ 291	$ 73	$ 46	$ 36	$ 49	$149	$ 48	$ 298	$ 49	$ 41	$ 44
3 years	122	135	378	227	144	113	154	154	151	400	154	144	138
5 years	213	235	474	395	252	197	269	269	263	512	269	256	241
10 years	480	530	755	883	567	443	604	604	591	839	604	585	542

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$ 145	$ 115	$ 100	$ 69	$ 59	$ 39	$ 35		1 year	$ 43	$ 49
3 years	449	359	312	218	197	122	109		3 years	135	154
5 years	776	622	542	379	346	213	191		5 years	235	269
10 years	1,702	1,375	1,201	847	782	480	431		10 years	530	604

American Funds U.S. Government Money Market Fund / Summary prospectus     2

Principal investment strategies The fund will invest at least 99.5% of its total assets in cash, U.S. Treasury securities and other government securities guaranteed or issued by an agency or instrumentality of the U.S. government, and repurchase agreements that are fully collateralized by cash or government securities. Additionally, at least 80% of the fund’s assets will normally be invested in securities that are issued or guaranteed by the U.S. government, its agencies and instrumentalities, and repurchase agreements that are fully collateralized by government securities.

Repurchase agreements are agreements under which the fund purchases a security from a bank or broker-dealer and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased by the fund constitutes collateral for the seller’s repurchase obligation, a repurchase agreement is effectively a loan by the fund that is collateralized by the security purchased. The fund will only enter into repurchase agreements involving securities of the type (excluding any maturity limitations) in which it could otherwise invest. In practice, the fund expects to enter only into repurchase agreements that are fully collateralized by cash or U.S. government securities.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to provide current income while preserving capital and maintaining liquidity. The investment adviser believes that an important way to accomplish this is by analyzing various factors, including the credit strength of the issuer, prices of similar securities issued by comparable issuers, current and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated.

3     American Funds U.S. Government Money Market Fund / Summary prospectus

Principal risks This section describes the principal risks associated with the fund’s principal investment strategies. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield and, given the current historically low interest rate environment, risks associated with rising rates are currently heightened.

Investing in repurchase agreements — Upon entering into a repurchase agreement, the fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.

American Funds U.S. Government Money Market Fund / Summary prospectus     4

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will do so at any time. You should consider how this fund fits into your overall investment program.

Investment results The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper U.S. Government Money Market Funds Average includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Prior to April 1, 2016, the fund operated as a prime money market fund and may have invested in certain types of securities that the fund is no longer permitted to hold. Consequently, the results information below may have been different if the current investment limitations had been in effect during the period prior to the fund’s conversion to a government money market fund. Past investment results are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

5     American Funds U.S. Government Money Market Fund / Summary prospectus

Average annual total returns For the periods ended December 31, 2017 (with maximum sales charge):
Share classes (before taxes)	Inception date	1 year	5 years	Lifetime
A	5/1/2009	0.50%	0.10%	0.06%
C	5/1/2009	–0.54	0.09	0.05
F-1	5/1/2009	0.21	0.04	0.02
F-2	5/1/2009	0.44	0.09	0.05
529-A	5/1/2009	0.40	0.08	0.05
529-C	5/1/2009	–0.61	0.08	0.05
529-E	5/1/2009	0.41	0.08	0.05
529-F-1	5/1/2009	0.40	0.08	0.05
R-1	5/1/2009	0.44	0.09	0.05
R-2	5/1/2009	0.00	0.00	0.00
R-2E	8/29/2014	0.00	N/A	0.00
R-3	5/1/2009	0.00	0.00	0.00
R-4	5/1/2009	0.25	0.05	0.03
R-5E	11/20/2015	0.33	N/A	0.16
R-5	5/1/2009	0.49	0.10	0.06
R-6	5/1/2009	0.54	0.11	0.07

Indexes	1 year	5 years	Lifetime (from Class A inception)
USTREAS T-Bill Auction Ave 3 Mon (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	0.97%	0.29%	0.21%
Lipper U.S. Government Money Market Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	0.32	0.07	0.05
For current 7-day yield information, please call American FundsLine® at (800) 325-3590.

American Funds U.S. Government Money Market Fund / Summary prospectus     6

Management

Investment adviser Capital Research and Management CompanySM

Purchase and sale of fund shares The minimum amount to establish an account for all share classes is normally $1,000 and the minimum to add to an account is $50. For a payroll deduction retirement plan account, payroll deduction savings plan account or employer-sponsored 529 account, the minimum is $25 to establish or add to an account. For accounts with Class F-3 shares held and serviced by the fund’s transfer agent, the minimum investment amount is $1,000,000.

If you are a retail investor, you may sell (redeem) shares on any business day through your dealer or financial advisor or by writing to American Funds Service Company® at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at (800) 421-4225; faxing American Funds Service Company at (888) 421-4351; or accessing our website at americanfunds.com. Please contact your plan administrator or recordkeeper to sell (redeem) shares from your retirement plan.

Tax information Dividends you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-favored. Generally, redemptions, including exchanges, will not result in a capital gain or loss for federal or state income tax purposes.

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information.

You can access the fund’s statutory prospectus or SAI at americanfunds.com/prospectus.
MFGEIPX-059-0718P Litho in USA CGD/ALD/10044 Investment Company File No. 811-22277

THE FUND PROVIDES A SPANISH TRANSLATION OF THE ABOVE SUMMARY PROSPECTUS IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE SUMMARY PROSPECTUS SUPPLEMENT FOR THE FUND.

/s/	STEVEN I. KOSZALKA
STEVEN I. KOSZALKA
SECRETARY

Summary Prospectus Amendment July 1, 2018

For the following summary prospectuses dated December 1, 2017-January 1, 2018 (each as supplemented to date)

American Funds Portfolio SeriesSM

American Funds Global Growth PortfolioSM

American Funds Growth PortfolioSM

American Funds Growth and Income PortfolioSM

American Funds Moderate Growth and Income PortfolioSM

American Funds Conservative Growth and Income PortfolioSM

American Funds Tax-Advantaged Growth and Income PortfolioSM

American Funds Preservation PortfolioSM

American Funds Tax-Exempt Preservation PortfolioSM

American Funds U.S. Government Money Market FundSM

Keep this amendment with your summary prospectus. Each fund’s summary prospectus consists of this amendment and the fund’s summary prospectus, as supplemented to date (which is incorporated herein by reference). For additional information about a fund, you should refer to its prospectus and statement of additional information, in each case as supplemented to date, except where specific information is provided in this amendment, in which case the disclosure provided in this amendment is controlling.

On or about July 1, 2018, each fund listed on the cover of this amendment (other than American Funds Tax-Advantaged Growth and Income Portfolio and American Funds Tax-Exempt Preservation Portfolio) expects to issue Class ABLE-A shares, which will be available only through an account established with a 529A ABLE savings plan managed by the American Funds organization. You are receiving this amendment because you hold, or have recently held, shares of one or more of the funds listed on the cover of this amendment and the summary prospectus for each fund is being amended hereby.

1.	The legend on the cover page of the summary prospectus for each of the funds listed on the cover of this amendment is amended in its entirety to read as follows:

Before you invest, you may want to review the fund’s prospectus and statement of additional information, which contain more information about the fund and its risks. You can find the fund’s prospectus, statement of additional information and other information about the fund online at americanfunds.com/prospectus. You can also get this information at no cost by calling (800) 421-4225 or by sending an email request to prospectus@americanfunds.com. The current prospectus and statement of additional information, dated July 1, 2018, are incorporated by reference into this summary prospectus.

2.	The “Fees and expenses of the fund” section of the summary prospectus for each of the funds listed below is amended by (i) replacing the column caption in the “Shareholder fees” table that currently reads “A and 529-A” with “A, 529-A and ABLE-A,” (ii) supplementing the “Annual fund operating expenses” table with the additional column captioned “ABLE-A” set forth under such fund’s name below, and (iii) supplementing the cumulative estimated expense example table under the heading “Example” with the additional column captioned “ABLE-A” set forth under such fund’s name below. Expense information for all other share classes remains unchanged. Except as indicated below each table, footnotes in the prospectus remain unchanged.

American Funds Global Growth Portfolio

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share class:	ABLE-A
Management fees		none
Distribution and/or service (12b-1) fees		0.30%
Other expenses		0.18	[3]
Acquired (underlying) fund fees and expenses		0.44
Total annual fund operating expenses		0.92
Fee waiver		0.07	[4]
Total annual fund operating expenses after fee waiver		0.85

[4]	Virginia529, as program administrator of ABLEAmerica, is currently waiving the fee owed to it as compensation for its oversight and administration of ABLEAmerica. This waiver will be in effect through at least July 1, 2019. Subject to the terms of its contractual arrangement with the investment adviser, Virginia529 may elect to extend, modify or terminate the waiver at that time.

Example

	Share class:	ABLE-A
1 year		$657
3 years		845
5 years		1,049
10 years		1,635

1	Summary Prospectus Amendment

American Funds Growth Portfolio

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share class:	ABLE-A
Management fees		none
Distribution and/or service (12b-1) fees		0.30%
Other expenses		0.16	[3]
Acquired (underlying) fund fees and expenses		0.39
Total annual fund operating expenses		0.85
Fee waiver		0.07	[4]
Total annual fund operating expenses after fee waiver		0.78

[4]	Virginia529, as program administrator of ABLEAmerica, is currently waiving the fee owed to it as compensation for its oversight and administration of ABLEAmerica. This waiver will be in effect through at least July 1, 2019. Subject to the terms of its contractual arrangement with the investment adviser, Virginia529 may elect to extend, modify or terminate the waiver at that time.

Example

	Share class:	ABLE-A
1 year		$650
3 years		824
5 years		1,013
10 years		1,558

American Funds Growth and Income Portfolio

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share class:	ABLE-A
Management fees		none
Distribution and/or service (12b-1) fees		0.30%
Other expenses		0.14	[3]
Acquired (underlying) fund fees and expenses		0.33
Total annual fund operating expenses		0.77
Fee waiver		0.07	[4]
Total annual fund operating expenses after fee waiver		0.70

[4]	Virginia529, as program administrator of ABLEAmerica, is currently waiving the fee owed to it as compensation for its oversight and administration of ABLEAmerica. This waiver will be in effect through at least July 1, 2019. Subject to the terms of its contractual arrangement with the investment adviser, Virginia529 may elect to extend, modify or terminate the waiver at that time.

Example

	Share class:	ABLE-A
1 year		$642
3 years		800
5 years		972
10 years		1,468

Summary Prospectus Amendment	2

American Funds Moderate Growth and Income Portfolio

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share class:	ABLE-A
Management fees		none
Distribution and/or service (12b-1) fees		0.30%
Other expenses		0.14	[3]
Acquired (underlying) fund fees and expenses		0.38
Total annual fund operating expenses		0.82
Fee waiver		0.07	[4]
Total annual fund operating expenses after fee waiver		0.75

[4]	Virginia529, as program administrator of ABLEAmerica, is currently waiving the fee owed to it as compensation for its oversight and administration of ABLEAmerica. This waiver will be in effect through at least July 1, 2019. Subject to the terms of its contractual arrangement with the investment adviser, Virginia529 may elect to extend, modify or terminate the waiver at that time.

Example

	Share class:	ABLE-A
1 year		$647
3 years		815
5 years		997
10 years		1,524

American Funds Conservative Growth and Income Portfolio

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share class:	ABLE-A
Management fees		none
Distribution and/or service (12b-1) fees		0.30%
Other expenses		0.14	[3]
Acquired (underlying) fund fees and expenses		0.30
Total annual fund operating expenses		0.74
Fee waiver		0.07	[4]
Total annual fund operating expenses after fee waiver		0.67

[4]	Virginia529, as program administrator of ABLEAmerica, is currently waiving the fee owed to it as compensation for its oversight and administration of ABLEAmerica. This waiver will be in effect through at least July 1, 2019. Subject to the terms of its contractual arrangement with the investment adviser, Virginia529 may elect to extend, modify or terminate the waiver at that time.

Example

	Share class:	ABLE-A
1 year		$640
3 years		791
5 years		956
10 years		1,434

3	Summary Prospectus Amendment

American Funds Preservation Portfolio

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share class:	ABLE-A
Management fees		none
Distribution and/or service (12b-1) fees		0.30%
Other expenses		0.16	[3]
Acquired (underlying) fund fees and expenses		0.30
Total annual fund operating expenses		0.76
Fee waiver		0.07	[4]
Total annual fund operating expenses after fee waiver		0.69

[4]	Virginia529, as program administrator of ABLEAmerica, is currently waiving the fee owed to it as compensation for its oversight and administration of ABLEAmerica. This waiver will be in effect through at least July 1, 2019. Subject to the terms of its contractual arrangement with the investment adviser, Virginia529 may elect to extend, modify or terminate the waiver at that time.

Example

	Share class:	ABLE-A
1 year		$319
3 years		480
5 years		655
10 years		1,162

American Funds U.S. Government Money Market Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share class:	ABLE-A
Management fees		0.27%
Distribution and/or service (12b-1) fees		0.00
Other expenses		0.20	[1]
Total annual fund operating expenses		0.47
Fee waiver and/or expense reimbursement		0.07	[4]
Total annual fund operating expenses after fee waiver and/or expense reimbursement		0.40

[3]	The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least July 1, 2019. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.
[4]	Virginia529, as program administrator of ABLEAmerica, is currently waiving the fee owed to it as compensation for its oversight and administration of ABLEAmerica. This waiver will be in effect through at least July 1, 2019. Subject to the terms of its contractual arrangement with the investment adviser, Virginia529 may elect to extend, modify or terminate the waiver at that time.

Example

	Share class:	ABLE-A
1 year		$41
3 years		144
5 years		256
10 years		585

Summary Prospectus Amendment	4

3.	The “Investment results” section of the summary prospectus for each of the funds listed below is amended by replacing the “Calendar year total returns for Class A shares” bar chart and the “Average annual total returns” table with the updated chart and table set forth under such fund’s name below.

American Funds Global Growth Portfolio

Average annual total returns For the periods ended December 31, 2017 (with maximum sales charge):

Share class	Inception date	1 year	5 years	Lifetime
A – Before taxes	5/18/2012	21.24%	10.21%	12.03%
– After taxes on distributions		19.61	9.40	11.28
– After taxes on distributions and sale of fund shares		13.48	8.07	9.66

Share classes (before taxes)	Inception date	1 year	5 years	Lifetime
C	5/18/2012	26.66%	10.65%	12.35%
F-1	5/18/2012	28.57	11.45	13.19
F-2	5/18/2012	28.96	11.75	13.48
529-A	5/18/2012	21.17	10.14	11.99
529-C	5/18/2012	26.53	10.55	12.26
529-E	5/18/2012	28.24	11.15	12.88
529-F-1	5/18/2012	28.84	11.67	13.39
R-1	5/18/2012	27.67	10.63	12.37
R-2	5/18/2012	27.67	10.63	12.37
R-2E	8/29/2014	28.02	N/A	8.19
R-3	5/18/2012	28.20	11.13	12.86
R-4	5/18/2012	28.63	11.48	13.22
R-5E	11/20/2015	29.00	N/A	13.51
R-5	5/18/2012	28.94	11.80	13.52
R-6	5/18/2012	29.02	11.85	13.55

			Lifetime
			(from Class A
Indexes	1 year	5 years	inception)
MSCI® All Country World Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	23.97%	10.80%	12.38%
Lipper Global Large-Cap Growth Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	27.57	11.37	12.54

5	Summary Prospectus Amendment

American Funds Growth Portfolio

Average annual total returns For the periods ended December 31, 2017 (with maximum sales charge):

Share class	Inception date	1 year	5 years	Lifetime
A – Before taxes	5/18/2012	17.93%	12.07%	13.35%
– After taxes on distributions		17.04	11.26	12.60
– After taxes on distributions and sale of fund shares		10.93	9.56	10.71

Share classes (before taxes)	Inception date	1 year	5 years	Lifetime
C	5/18/2012	23.18%	12.51%	13.65%
F-1	5/18/2012	25.08	13.33	14.49
F-2	5/18/2012	25.36	13.62	14.78
529-A	5/18/2012	17.85	12.00	13.28
529-C	5/18/2012	23.04	12.41	13.55
529-E	5/18/2012	24.77	13.03	14.17
529-F-1	5/18/2012	25.34	13.55	14.69
R-1	5/18/2012	24.17	12.49	13.66
R-2	5/18/2012	24.17	12.49	13.67
R-2E	8/29/2014	24.49	N/A	9.20
R-3	5/18/2012	24.71	13.00	14.15
R-4	5/18/2012	25.06	13.36	14.53
R-5E	11/20/2015	25.49	N/A	14.10
R-5	5/18/2012	25.45	13.68	14.83
R-6	5/18/2012	25.49	13.74	14.87

			Lifetime
			(from Class A
Indexes	1 year	5 years	inception)
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	21.83%	15.79%	16.19%
MSCI® All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	27.19	6.80	9.39
Lipper Global Multi-Cap Growth Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	28.87	11.49	12.73

Summary Prospectus Amendment	6

American Funds Growth and Income Portfolio

Average annual total returns For the periods ended December 31, 2017 (with maximum sales charge):

Share class	Inception date	1 year	5 years	Lifetime
A – Before taxes	5/18/2012	12.30%	9.21%	10.38%
– After taxes on distributions		11.41	8.31	9.50
– After taxes on distributions and sale of fund shares		7.71	7.18	8.19

Share classes (before taxes)	Inception date	1 year	5 years	Lifetime
C	5/18/2012	17.17%	9.65%	10.69%
F-1	5/18/2012	19.07	10.46	11.50
F-2	5/18/2012	19.35	10.75	11.78
529-A	5/18/2012	12.17	9.14	10.29
529-C	5/18/2012	17.06	9.55	10.58
529-E	5/18/2012	18.73	10.15	11.19
529-F-1	5/18/2012	19.30	10.67	11.70
R-1	5/18/2012	18.21	9.63	10.68
R-2	5/18/2012	18.13	9.62	10.68
R-2E	8/29/2014	18.49	N/A	6.97
R-3	5/18/2012	18.66	10.12	11.16
R-4	5/18/2012	19.02	10.49	11.53
R-5E	11/20/2015	19.45	N/A	11.85
R-5	5/18/2012	19.46	10.79	11.84
R-6	5/18/2012	19.47	10.85	11.87

			Lifetime
			(from Class A
Indexes	1 year	5 years	inception)
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	21.83%	15.79%	16.19%
MSCI® All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	27.19	6.80	9.39
Bloomberg Barclays Global Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	7.39	0.79	1.23
Lipper Mixed-Asset Target Allocation Growth Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	16.67	9.96	10.82

7	Summary Prospectus Amendment

American Funds Moderate Growth and Income Portfolio

Average annual total returns For the periods ended December 31, 2017 (with maximum sales charge):

Share class	Inception date	1 year	5 years	Lifetime
A – Before taxes	5/18/2012	10.00%	8.10%	9.18%
– After taxes on distributions		9.14	7.38	8.51
– After taxes on distributions and sale of fund shares		6.42	6.32	7.26

Share classes (before taxes)	Inception date	1 year	5 years	Lifetime
C	5/18/2012	14.77%	8.55%	9.49%
F-1	5/18/2012	16.66	9.34	10.30
F-2	5/18/2012	16.94	9.64	10.58
529-A	5/18/2012	9.94	8.03	9.10
529-C	5/18/2012	14.72	8.45	9.39
529-E	5/18/2012	16.36	9.04	9.98
529-F-1	5/18/2012	16.87	9.55	10.49
R-1	5/18/2012	15.77	8.54	9.49
R-2	5/18/2012	15.79	8.52	9.51
R-2E	8/29/2014	16.13	N/A	6.66
R-3	5/18/2012	16.31	9.03	9.98
R-4	5/18/2012	16.70	9.38	10.32
R-5E	11/20/2015	16.91	N/A	9.90
R-5	5/18/2012	16.99	9.69	10.63
R-6	5/18/2012	17.05	9.74	10.66

Indexes	1 year	5 years	Lifetime (from Class A inception)
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	21.83%	15.79%	16.19%
MSCI® All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	27.19	6.80	9.39
Bloomberg Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	3.54	2.10	2.27
Lipper Mixed-Asset Target Allocation Growth Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	16.67	9.96	10.82

Summary Prospectus Amendment	8

American Funds Conservative Growth and Income Portfolio

Average annual total returns For the periods ended December 31, 2017 (with maximum sales charge):

Share class	Inception date	1 year	5 years	Lifetime
A – Before taxes	5/18/2012	5.14%	6.19%	6.95%
– After taxes on distributions		4.13	5.08	5.84
– After taxes on distributions and sale of fund shares		3.37	4.50	5.14

Share classes (before taxes)	Inception date	1 year	5 years	Lifetime
C	5/18/2012	9.70%	6.63%	7.26%
F-1	5/18/2012	11.43	7.40	8.05
F-2	5/18/2012	11.71	7.67	8.32
529-A	5/18/2012	5.00	6.09	6.86
529-C	5/18/2012	9.59	6.53	7.17
529-E	5/18/2012	11.16	7.10	7.75
529-F-1	5/18/2012	11.66	7.60	8.24
R-1	5/18/2012	10.74	6.61	7.29
R-2	5/18/2012	10.71	6.60	7.27
R-2E	8/29/2014	10.93	N/A	5.39
R-3	5/18/2012	11.16	7.08	7.74
R-4	5/18/2012	11.46	7.42	8.09
R-5E	11/20/2015	11.81	N/A	9.51
R-5	5/18/2012	11.85	7.73	8.38
R-6	5/18/2012	11.82	7.77	8.41

Indexes	1 year	5 years	Lifetime (from Class A inception)
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	21.83%	15.79%	16.19%
MSCI® All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	27.19	6.80	9.39
Bloomberg Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	3.54	2.10	2.27
Lipper Mixed-Asset Target Allocation Moderate Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	13.37	7.89	8.68

9	Summary Prospectus Amendment

American Funds Tax-Advantaged Growth and Income Portfolio

Average annual total returns For the periods ended December 31, 2017 (with maximum sales charge):

Share class	Inception date	1 year	5 years	Lifetime
A – Before taxes	5/18/2012	9.98%	7.51%	8.41%
– After taxes on distributions		9.34	7.10	7.99
– After taxes on distributions and sale of fund shares		6.88	6.24	6.98

Share classes (before taxes)	Inception date	1 year	5 years	Lifetime
C	5/18/2012	12.37%	7.56%	8.38%
F-1	5/18/2012	14.20	8.35	9.18
F-2	5/18/2012	14.42	8.64	9.45

Indexes	1 year	5 years	Lifetime (from Class A inception)
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	21.83%	15.79%	16.19%
MSCI® All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	27.19	6.80	9.39
Bloomberg Barclays Municipal Bond Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	5.45	3.02	3.22
Lipper Mixed-Asset Target Allocation Moderate Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	13.37	7.89	8.68

Summary Prospectus Amendment	10

American Funds Preservation Portfolio

Average annual total returns For the periods ended December 31, 2017 (with maximum sales charge):

Share class	Inception date	1 year	5 years	Lifetime
A – Before taxes	5/18/2012	–1.63%	0.18%	0.39%
– After taxes on distributions		–2.09	–0.30	–0.08
– After taxes on distributions and sale of fund shares		–0.93	–0.08	0.09

Share classes (before taxes)	Inception date	1 year	5 years	Lifetime
C	5/18/2012	–0.76%	–0.03%	0.12%
F-1	5/18/2012	0.97	0.71	0.87
F-2	5/18/2012	1.13	0.96	1.11
529-A	5/18/2012	–1.54	0.15	0.35
529-C	5/18/2012	–0.84	–0.11	0.05
529-E	5/18/2012	0.73	0.42	0.59
529-F-1	5/18/2012	1.19	0.89	1.04
R-1	5/18/2012	0.20	–0.06	0.17
R-2	5/18/2012	0.25	–0.07	0.13
R-2E	8/29/2014	0.50	N/A	0.61
R-3	5/18/2012	0.70	0.40	0.57
R-4	5/18/2012	1.00	0.74	0.91
R-5E	11/20/2015	1.30	N/A	1.20
R-5	5/18/2012	1.29	1.02	1.17
R-6	5/18/2012	1.34	1.08	1.21

Indexes	1 year	5 years	Lifetime (from Class A inception)
Bloomberg Barclays 1-5 Year U.S. Government/Credit A+ Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	1.00%	0.94%	1.03%
Lipper Short-Intermediate Investment Grade Debt Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	2.25	1.44	1.77

11	Summary Prospectus Amendment

American Funds Tax-Exempt Preservation Portfolio

Average annual total returns For the periods ended December 31, 2017 (with maximum sales charge):

Share class	Inception date	1 year	5 years	Lifetime
A – Before taxes	5/18/2012	–0.15%	1.05%	1.35%
– After taxes on distributions		–0.15	1.05	1.35
– After taxes on distributions and sale of fund shares		0.68	1.33	1.56

Share classes (before taxes)	Inception date	1 year	5 years	Lifetime
C	5/18/2012	0.82%	0.86%	1.10%
F-1	5/18/2012	2.44	1.59	1.84
F-2	5/18/2012	2.71	1.85	2.10

Indexes	1 year	5 years	Lifetime (from Class A inception)
Bloomberg Barclays Municipal Bond 1-7 Years Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	2.48%	1.53%	1.56%
Bloomberg Barclays Municipal Short-Intermediate 1-10 Years Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	3.03	1.78	1.84
Lipper Short-Intermediate Municipal Debt Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	2.26	1.15	1.26

Summary Prospectus Amendment	12

American Funds U.S. Government Money Market Fund

Average annual total returns For the periods ended December 31, 2017 (with maximum sales charge):

Share classes (before taxes)	Inception date	1 year	5 years	Lifetime
A	5/1/2009	0.50%	0.10%	0.06%
C	5/1/2009	–0.54	0.09	0.05
F-1	5/1/2009	0.21	0.04	0.02
F-2	5/1/2009	0.44	0.09	0.05
529-A	5/1/2009	0.40	0.08	0.05
529-C	5/1/2009	–0.61	0.08	0.05
529-E	5/1/2009	0.41	0.08	0.05
529-F-1	5/1/2009	0.40	0.08	0.05
R-1	5/1/2009	0.44	0.09	0.05
R-2	5/1/2009	0.00	0.00	0.00
R-2E	8/29/2014	0.00	N/A	0.00
R-3	5/1/2009	0.00	0.00	0.00
R-4	5/1/2009	0.25	0.05	0.03
R-5E	11/20/2015	0.33	N/A	0.16
R-5	5/1/2009	0.49	0.10	0.06
R-6	5/1/2009	0.54	0.11	0.07

Indexes	1 year	5 years	Lifetime (from Class A inception)
USTREAS T-Bill Auction Ave 3 Mon (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	0.97%	0.29%	0.21%
Lipper U.S. Government Money Market Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	0.32	0.07	0.05
For current 7-day yield information, please call American FundsLine® at (800) 325-3590.

13	Summary Prospectus Amendment

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Summary Prospectus Amendment	14

Lit. No. MFGEBS-283-0718  Litho in USA  CGD/ALD/10039-68414